Lease liabilities (Details Narrative)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate		7.04%		7.04%
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	7.04%		7.04%